Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
12.
Derivative Financial Instruments

We are exposed to various risks relating to our ongoing business operations. The primary risks, which are managed through the use of derivative instruments, are foreign currency exchange rate risk and interest rate risk. In certain circumstances, we enter into foreign currency forward exchange contracts ("forward contracts") to reduce the effects of fluctuating foreign currency exchange rates on our cash flows denominated in foreign currencies. Our exposure to market risk for changes in interest rates relates primarily to our long-term debt obligations. We manage interest rate risk through the use of a combination of fixed and variable rate borrowings. In the past, we have also used interest rate swap agreements, however, we have not had any such agreements in 2012, 2011 or 2010. In accordance with the current accounting guidance for derivative instruments and hedging activities, we record all of our derivative instruments as either an asset or liability measured at their fair values.

FOREIGN CURRENCY EXCHANGE RATE RISK MANAGEMENT
The €350.0 ($461.7) Notes and the €200.0 ($263.8) Notes were designated as economic hedges of our net investment in our foreign subsidiaries with a euro functional currency as of December 31, 2012.

For derivatives designated as an economic hedge of the foreign currency exposure of a net investment in a foreign subsidiary, the gain or loss associated with foreign currency translation is recorded as a component of accumulated other comprehensive income, net of taxes. As of December 31, 2012, we had a $51.1 unrealized loss included in accumulated other comprehensive income, net of taxes, as the net investment hedge was deemed effective.

Our forward contracts are not designated as hedges. Consequently, any gain or loss resulting from the change in fair value is recognized in the current period earnings. These gains or losses are offset by the exposure related to receivables and payables with our foreign subsidiaries and to interest due on our euro-denominated notes, which is paid annually in June. We recorded a gain of $0.8 associated with our forward contracts in interest and other expenses for the year ended December 31, 2012, offsetting the losses recorded for the items noted above.

The fair value measurements of these items recorded in our Consolidated Balance Sheets as of December 31, 2012 and 2011 are disclosed in Note 1 to the Consolidated Financial Statements.